short-term borrowings	6 Months Ended
Jun. 30, 2025
short-term borrowings
short-term borrowings
22	short-term borrowings

On May 22, 2024, we entered into an agreement with an arm’s-length securitization trust associated with a major Schedule I bank allowing us to borrow up to $1.6 billion, secured by certain trade receivables and unbilled customer finance receivables; the term of this revolving-period securitization agreement ends May 22, 2027, and requires minimum cash advances of $920 million. Funding under the agreement may be provided in either Canadian dollars or U.S. dollars. Currency risk associated with funding denominated in U.S. dollars is managed through the use of foreign currency forward contracts.

Short-term borrowings of $0.9 billion (December 31, 2024 – $0.9 billion) are comprised of amounts advanced to us by the arm’s-length securitization trust; all amounts advanced were denominated in U.S. dollars.

The balance of short-term borrowings (if any) is comprised of amounts drawn on bilateral bank facilities and/or other.